Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MANAGED POOL SERIES
CIK	dei_EntityCentralIndexKey	0001340579
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 27, 2021
Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2021
Prospectus Date	rr_ProspectusDate	Dec. 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes International Dividend Strategy Portfolio | Federated Hermes International Dividend Strategy Portfolio
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIDPX